INVESTMENTS	12 Months Ended
Feb. 02, 2018
Investments [Abstract]
INVESTMENTS
INVESTMENTS

The following table summarizes, by major security type, the carrying value and amortized cost of the Company's investments. All debt security investments with remaining effective maturities in excess of one year and substantially all equity and other securities are recorded as long-term investments in the Consolidated Statements of Financial Position.

	February 2, 2018				February 3, 2017
	Cost	Unrealized Gain	Unrealized (Loss)	Carrying Value	Cost	Unrealized Gain	Unrealized (Loss)	Carrying Value
	(in millions)
Investments:
U.S. government and agencies	$485	$—	$(2)	$483	$231	$—	$—	$231
U.S. corporate debt securities	660	—	(2)	658	651	—	(1)	650
Foreign debt securities	1,048	—	(2)	1,046	743	—	(1)	742
Municipal obligations	—	—	—	—	348	—	—	348
Asset-backed securities	—	—	—	—	4	—	—	4
Total short-term investments	2,193	—	(6)	2,187	1,977	—	(2)	1,975
U.S. government and agencies	600	—	(9)	591	689	—	(6)	683
U.S. corporate debt securities	1,361	—	(16)	1,345	1,164	—	(14)	1,150
Foreign debt securities	1,518	—	(17)	1,501	1,356	—	(15)	1,341
Municipal obligations	—	—	—	—	4	—	—	4
Equity and other securities (a)	640	86	—	726	604	22	(2)	624
Total long-term investments	4,119	86	(42)	4,163	3,817	22	(37)	3,802
Total investments	$6,312	$86	$(48)	$6,350	$5,794	$22	$(39)	$5,777
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(a)
The majority of equity and other securities are strategic investments accounted for under the cost method, while the remainder are investments that are measured at fair value on a recurring basis. See Note 5 of the Notes to the Consolidated Financial Statements for additional information on investments measured at fair value on a recurring basis.

The Company's investments in debt securities are classified as available-for-sale securities, which are carried at fair value. As of February 2, 2018, the aggregate fair value of investments held in a continuous unrealized loss position for greater than 12 months was $1.9 billion, and the unrealized loss of these investments was $25 million. As of February 3, 2017, all investments in an unrealized loss position were in a continuous unrealized loss position for less than 12 months.

The maturities of debt securities held at February 2, 2018 are as follows:

	Amortized Cost	Carrying Value
	(in millions)
Due within one year	$2,193	$2,187
Due after 1 year through 5 years	3,419	3,378
Due after 5 years through 10 years	60	59
Total	$5,672	$5,624